Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Loss before income taxes consists of the following (in thousands):

	Year Ended December 31,
	2021	2020
		(As Restated)(1)
Foreign (United States)	$1,186	$(401)
Foreign (Other)	(23,191)	(3)
United Kingdom	(195,416)	(59,874)
Total	$(217,421)	$(60,278)
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1 -See Note 2

	Year Ended December 31,
	2021	2020
Current Provision:
United Kingdom	$—	$—
Foreign (United States)	357	—
Foreign (Other)	—	—
Total	$357	$—
Deferred Provision (Benefit):
United Kingdom	$—	$—
Foreign (United States)	—	—
Foreign (Other)	—	—
Total	$—	$—
Total Provision (Benefit) for Income Taxes	$357	$—
A reconciliation of income tax expense computed at the statutory UK income tax rate to income taxes as reflected in the consolidated financial statements is as follows (in thousands):

	Year Ended December 31,
	2021	2020
		(As Restated)(1)
Income taxes at UK statutory rate	19.0%	19.0%
Permanent differences	(7.0)%	(6.6)%
Foreign Rate Differential	(2.0)%	—%
Impact of tax rate change	5.9%	—%
Deferred true-up	(1.9)%	—%
Change in valuation allowance	(14.3)%	(12.4)%
Others	0.2%	—%
Effective income tax rate	(0.2)%	—%
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1 -See Note 2
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2021 and 2020 consist of the following (in thousands):

	Year Ended December 31,
	2021	2020
Deferred Tax Assets:
Net operating loss carryforwards	$55,862	$25,105
Others	437	—
Net Deferred Tax Assets	56,299	25,105
Valuation allowance	(55,261)	(22,511)
Net Deferred Tax Asset	1,038	2,594
Deferred Tax Liabilities
Depreciation	(194)	(86)
Amortization	(40)	(201)
Debt discount	—	(1,747)
Cash to Accrual - Section 481(a) Adjustment [1]	(804)	—
Others	—	(560)
Net Deferred Tax Liability	(1,038)	(2,594)
Net Deferred Tax Assets (liability)	$—	$—
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1 -Note in 2020 the accrual to cash adjustment was included as part of "other" category.

As of December 31, 2021 and 2020, the Company had UK net operating loss carry forwards of approximately $212.4 million and $98.1 million, respectively, that can be carried forward indefinitely.
As of December 31, 2021 and 2020, the Company had U.S. Federal net operating loss carry forwards of approximately $4.3 million and $23.2 million, respectively, that can be carried forward indefinitely.
As of December 31, 2021 and 2020, the Company had U.S. State net operating loss carry forwards of approximately $2.3 million and $23.0 million, respectively, that begin to expire in 2038.
Utilization of the U.S. federal and state net operating loss carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986, as amended, and corresponding provisions of state law, due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of net operating loss carryforwards that can be utilized annually to offset future taxable income and tax liabilities, respectively. The Company has not completed a study to assess whether a change of ownership has occurred, or whether there have been multiple ownership changes since its formation, due to the significant cost and complexity associated with such a study. Any limitation may result in expiration of a portion of the net operating loss carryforwards before utilization.
Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2021 and 2020 related primarily to the increases in net operating loss carryforwards and research and development tax credit carryforwards and were as follows (in thousands):

	Year Ended December 31,
	2021	2020
Valuation allowance at beginning of year	$22,511	$16,797
Increases recorded to income tax provision	31,003	7,461
Increase (decrease) recorded to APIC	1,747	(1,747)
Valuation allowance at end of year	$55,261	$22,511
Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2021 and 2020, the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company determined that it was not possible to reasonably quantify future taxable income and determined that it is more likely than not that all of the deferred tax assets will not be realized. Accordingly, the Company maintained a full valuation allowance against its net deferred tax assets as of December 31, 2021 and 2020.
The Company applies the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Company to determine whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals of litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon the ultimate settlement with the relevant taxing authority. There were no material uncertain tax positions as of December 31, 2021 and 2020.
The Company will recognize interest and penalties related to uncertain tax positions in income tax expense when in a taxable income position. As of December 31, 2021 and 2020, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s statements of operations and comprehensive loss.
The Company and its subsidiaries file income tax returns in the UK, U.S., and other foreign jurisdictions. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the federal, state, or foreign tax authorities, if such tax attributes are utilized in a future period. Accordingly, all the tax years from 2018-2021 are open for audit in the UK.